CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Investment securities available for sale, amortized cost	$ 27,459	$ 23,280
Accumulated amortization core deposit intangible asset	$ 667	$ 611
Common stock, par value (in dollars per share)	$ 2.50	$ 2.50
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	4,650,808	4,646,225
Common stock, outstanding	4,650,808	4,646,225